FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivative Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (2,017,814)	R$ (6,452,388)
Not later than one year
Financial Instruments and Risks
Derivative fair value asset (liability), net	73,920	(1,093,198)
Later than one year and not later than two years
Financial Instruments and Risks
Derivative fair value asset (liability), net	1,238,344	(282,499)
Later than two years and not later than three years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(221,205)	(759,082)
Later than three years and not later than four years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(1,422,268)	(2,096,449)
Later than five years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (1,686,605)	R$ (2,221,160)